Deposits, Prepayments and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Deposits, Prepayments and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following

	As of December 31, 2023	As of December 31, 2024
	US$	US$
Deposits for office spaces leases	89	91
Advance to vendors(i)	223	1,015
Deductible VAT tax	567	688
Other current assets(ii)	462	88
Deposits, prepayments and other current assets, cost	1,341	1,882
Less: bad debt provision	—	—
Deposits, prepayments and other current assets, net	1,341	1,882

(i)	Advance to vendors mainly consists of advance payments to suppliers of cooling containers, and the containers will be delivered in the next year.

(ii)	Other current assets mainly consist of the advance payment to the power supplier in connection with the Company’s self-mining and tax refund.